March 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:      INTRUST Funds Trust ("INTRUST")
         Registration Nos. 333-447 and 811-7505

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by INTRUST pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus and Statement of Additional Information, each dated March 1, 1999, which would have been filed by INTRUST pursuant to Rule 497(c) of the Act, do not differ from those which were contained in INTRUST's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on March 1, 1999.

Please contact Curtis Barnes at (614) 470-8688 with any questions.  Thank you.

Very truly yours,

/s/ ELLEN F. STOUTAMIRE

Ellen F. Stoutamire, Esq.
 Secretary
INTRUST Funds Trust


cc:    Curtis Barnes
       Tom Majewski, Esq.